CONVERTIBLE NOTES PAYABLE (Details 2) - USD ($)	Mar. 31, 2018	Sep. 30, 2017	Sep. 30, 2016
Principal amount	$ 373,750
Accrued interest	33,084	$ 37,109
Less: unamortized debt discount	(200,396)
Convertible notes payable, net - long-term	206,438	233,710	$ 10,299
Long-term convertible note payable [Member]
Principal amount		677,500	80,000
Accrued interest	$ 33,084	37,109	1,883
Less: unamortized debt discount		(480,899)	(71,584)
Convertible notes payable, net - long-term		$ 233,710	$ 10,299